Going Concern (Details Narrative) (10-K) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (3,356,090)	$ (2,347,657)	$ (701,994)	$ (7,254,006)
Accumulated deficit	(11,312,090)		$ (701,994)	(7,956,000)
Working capital deficit	$ (3,665,834)			$ 2,459,829